Taxation (Tables)	6 Months Ended
Jun. 30, 2026
Major components of tax expense (income) [abstract]
Summary of Income Tax Expense
The income tax expense of the Group is analyzed as follows:

	Six months ended June 30,
	2025	2026
	RMB’million	RMB’million
Current income tax	718	927
Deferred income tax	243	44

Total income tax expense	961	971